Inventories	12 Months Ended
Dec. 31, 2011
Inventories:
Inventories

6.               INVENTORIES

Inventories are comprised of:

	December 31, 2011	December 31, 2010
Finished goods	1,586,876	1,049,795
Raw materials and purchased parts	707,128	573,375
Work-in-process	305,093	243,456
Total inventories	2,599,097	1,866,626

As of December 31, 2011 and 2010, the write-down of inventories to their net realizable value following the related market price decreases was $70,415 and $52,820, respectively.

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2011	2010	2009
Steel segment	3,873	(15,970)	(117,847)
Mining segment.	16,605	(6,614)	5,516
Ferroalloy segment	276	2,186	(74,417)
Energy segment	(2,478)	173	484
Total change in the write-down of inventories	18,276	(20,225)	(186,264)